INVESTMENTS IN SUBSIDIARIES - Summarized statement of financial position (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of financial position
Property and equipment	$ 6,879	$ 7,340
Other non-current assets	179	163
Cash and cash equivalents	1,594	1,250
Other current assets	335	354
Debt and derivatives	(10,056)	(10,344)
Total equity	1,013	2,220	$ 2,775	$ 3,947
Equity holders of the parent	163	1,226
Non-controlling interests	850	994
Kar-Tel
Statement of financial position
Property and equipment	276	271
Intangible assets	94	86
Other non-current assets	162	185
Trade and other receivables	21	18
Cash and cash equivalents	37	39
Other current assets	31	12
Debt and derivatives	(75)	(63)
Provisions	(6)	(6)
Other liabilities	(152)	(119)
Total equity	388	423
Equity holders of the parent	291	317
Non-controlling interests	97	106
OTA
Statement of financial position
Property and equipment	492	600
Intangible assets	116	158
Other non-current assets	1,071	1,187
Trade and other receivables	31	34
Cash and cash equivalents	67	67
Other current assets	50	42
Debt and derivatives	(102)	(134)
Provisions	(23)	(22)
Other liabilities	(267)	(334)
Total equity	1,435	1,598
Equity holders of the parent	652	727
Non-controlling interests	$ 783	$ 871